Income Taxes - Summary of Deferred Income Taxes Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Noncurrent deferred tax assets:
Amortization and fixed assets	$ 6,106	$ 11,070
Inventories	2,893	5,184
Pension obligations	2,467	2,467
Warranty obligations	226	264
Accrued benefits	792	1,035
Operating leases	9,486	9,858
Tax credit carryforwards	8,612	6,073
Net operating loss carryforwards	18,233	10,705
Other temporary differences	8,883	8,787
Total noncurrent deferred tax assets	57,698	55,443
Valuation allowance	(35,934)	(9,342)
Net noncurrent deferred tax assets	21,764	46,101
Noncurrent deferred tax liabilities:
Amortization and fixed assets	(1,132)	(1,309)
Inventories	(59)	(8)
Operating leases	(9,242)	(9,428)
Other temporary differences	(571)	(2,061)
Total noncurrent tax liabilities	(11,004)	(12,806)
Net noncurrent deferred tax liabilities	(11,004)	(12,806)
Total net deferred tax asset	10,760	33,295
Net non-current deferred tax assets	11,084	33,568
Non-current deferred tax liabilities (included in Other long-term liabilities)	$ (324)	$ (273)